UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, DC 20549	OMB APPROVAL OMB Number: 3235-0578 Expires: April 30, 2010 Estimated average burden hours per response: 10.5

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21989

Nicholas-Applegate Equity & Convertible Income Fund
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York	10105
(Address of principal executive offices)	(Zip code)

Lawrence G. Altadonna – 1345 Avenue of the Americas, New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-739-3371

Date of fiscal year end: January 31, 2009

Date of reporting period April 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b 1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1 -5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments
April 30, 2008 (unaudited)
Shares
(000)		Value*
COMMON STOCK-61.5%
	Aerospace/Defense-1.6%
74	L-3 Communications Holdings, Inc. (a)	$8,280,735
	Agriculture-1.6%
191	Archer-Daniels-Midland Co. (a)	8,415,460
	Automotive-1.5%
226	Johnson Controls, Inc. (a)	7,965,234
	Beverages-4.8%
148	Coca-Cola Co. (a)	8,742,195
159	Molson Coors Brewing Co.—Cl. B (a)	8,736,012
114	PepsiCo, Inc. (a)	7,812,420
		25,290,627
	Chemicals-1.4%
65	Monsanto Co. (a)	7,462,609
	Commercial Services-1.4%
140	McKesson Corp.	7,296,800
	Computers-2.7%
379	EMC Corp. (c)	5,830,440
67	International Business Machines Corp. (a)	8,062,760
		13,893,200
	Cosmetics/Personal Care-1.6%
121	Procter & Gamble Co.	8,139,870
	Electric-1.5%
92	Constellation Energy Group, Inc. (a)	7,787,800
	Healthcare Products-3.2%
142	Baxter International, Inc. (a)	8,849,440
27	Intuitive Surgical, Inc. (a) (c)	7,801,342
		16,650,782
	Insurance-2.6%
171	Cigna Corp.	7,286,326
86	Prudential Financial, Inc.	6,488,347
		13,774,673
	Internet-1.8%
16	Google, Inc.—Cl. A (a) (c)	9,217,355
	Machinery-3.2%
137	AGCO Corp. (a) (c)	8,243,823
101	Deere & Co. (a)	8,482,663
		16,726,486
	Metals & Mining-1.5%
70	Freeport-McMoRan Copper & Gold, Inc. (a)	7,962,500
	Miscellaneous Manufacturing-3.0%
217	General Electric Co.	7,092,630
142	Textron, Inc.	8,687,824
		15,780,454
	Oil & Gas-6.3%
69	Diamond Offshore Drilling, Inc. (a)	8,640,749
113	National Oilwell Varco, Inc. (a) (c)	7,707,470
99	Schlumberger Ltd. (a)	9,984,615
127	Valero Energy Corp.	6,213,720
		32,546,554
	Pharmaceuticals-6.2%
162	Abbott Laboratories	8,545,500
310	Bristol-Myers Squibb Co.	6,821,685
164	Gilead Sciences, Inc. (a) (c)	8,488,640
172	Medco Health Solutions, Inc. (a) (c)	8,540,696
		32,396,521
	Retail-3.3%
160	McDonald's Corp.	9,532,800
139	Target Corp.	7,363,818
		16,896,618

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments
April 30, 2008 (unaudited)
Shares
(000)			Value*
	Semi-conductors-3.1%
355	Intel Corp.		$7,891,170
289	Texas Instruments, Inc.		8,421,408
			16,312,578
	Software-3.0%
261	Microsoft Corp.		7,429,460
394	Oracle Corp. (a) (c)		8,208,645
			15,638,105
	Telecommunications-6.2%
156	Harris Corp.		8,401,665
267	Juniper Networks, Inc. (c)		7,366,254
206	Qualcomm, Inc. (a)		8,910,097
202	Verizon Communications, Inc.		7,772,960
			32,450,976
	Total Common Stock (cost-$353,077,064)		320,885,937

CONVERTIBLE PREFERRED STOCK-26.4%
		Credit Rating
		(Moody's/S&P)
	Agriculture-1.0%
39	Bunge Ltd., 4.875%, 12/31/49	Ba1/BB	5,378,650
	Automotive-0.8%
214	General Motors Corp., 6.25%, 7/15/33, Ser. C	Caa1/B-	3,976,401
	Banking-3.7%
4	Bank of America Corp., 7.25%, 12/31/49, Ser. L	A1/A+	4,410,900
	Wachovia Corp,
134	13.15%, 3/30/09, Ser. GE (General Electric Co.) (d)	Aa3/AA-	4,429,269
103	14.10%, 4/1/09, Ser. JPM (JP Morgan Chase & Co.) (d)	Aa3/AA-	4,861,445
43	Wells Fargo & Co., 8.00%, 6/1/08, Ser. AAPL (Apple, Inc.) (d)	Aa1/AA+	5,801,680
			19,503,294
	Commercial Services-0.6%
102	United Rentals, Inc., 6.50%, 8/1/28	B3/B-	3,054,291
	Diversified Financial Services-8.2%
61	Citigroup Funding, Inc., 4.583%, 9/27/08, Ser. GNW (Genworth Financial, Inc.) (b) (d)	Aa3/AA-	1,459,773
	Credit Suisse Group,
174	11.00%, 3/16/09, Ser. MSFT (Microsoft Corp.) (d)	Aa1/AA-	4,788,621
72	11.00%, 4/25/09, Ser. KO (Coca-Cola Corp.) (d)	Aa1/AA-	4,610,876
	Eksportfinans AS,
102	10.00%, 3/12/09, Ser. HPQ (Hewlett Packard Co.) (d)	Aaa/AA	4,504,508
288	13.00%, 11/1/08, Ser. TWX (Time Warner, Inc.) (d)	Aaa/A+	4,195,355
	Goldman Sachs Group, Inc.,
199	9.75%, 12/19/08, Ser. CSCO (Cisco Systems, Inc.) (d)	Aa3/NR	5,033,971
146	Lazard Ltd., 6.625%, 5/15/08	Ba1/NR	4,728,618
	Lehman Brothers Holdings, Inc.,
209	6.00%, 10/12/10, Ser. GIS (General Mills, Inc.) (d)	A1/A+	4,975,965
68	8.50%, 8/25/08, Ser. UTX (United Technologies Corp.) (d)	A1/A+	4,617,675
33	28.00%, 3/6/09, Ser. RIG (Transocean, Inc.) (d)	A1/A+	3,635,256
			42,550,618
	Electric-3.1%
103	AES Trust III, 6.75%, 10/15/29	B3/B-	4,856,130
82	Entergy Corp., 7.625%, 2/17/09	NR/BBB	5,522,123
15	NRG Energy, Inc., 5.75%, 3/16/09	B2/CCC+	5,657,840
			16,036,093
	Hand/Machine Tools-0.9%
5	Stanley Works, 6.53%, 5/17/12 (b)	A2/A	4,538,300
	Insurance-2.4%
157	Metlife, Inc., 6.375%, 8/15/08	NR/BBB+	4,625,964
165	Platinum Underwriters Holdings Ltd., 6.00%, 2/15/09, Ser. A	NR/BB+	5,289,803
197	XL Capital Ltd., 7.00%, 2/15/09	Baa1/A-	2,777,418
			12,693,185
	Investment Companies-1.0%
72	Vale Capital Ltd., 5.50%, 6/15/10, Ser. 1	NR/NR	5,320,600
	Oil & Gas-1.0%
36	Chesapeake Energy Corp., 5.00%, 12/31/49	NR/B	5,236,913

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments
April 30, 2008 (unaudited)
Shares
(000)			Value*
	Real Estate-0.8%
199	FelCor Lodging Trust, Inc., 1.95%, 12/31/49, Ser. A, (REIT)	B2/B-	$3,903,413
	Sovereign-1.9%
	Svensk Exportkredit AB,
120	10.00%, 10/20/08, Ser. TEVA (Teva Pharmaceutical Industries Ltd.) (d)	Aa1/AA+	5,266,006
54	12.50%, 12/12/08, Ser. XOM (Exxon Mobil Corp.) (d)	Aa1/AA+	4,750,752
			10,016,758
	Telecommunications-1.0%
98	Crown Castle International Corp., 6.25%, 8/15/12	NR/NR	5,704,300
	Total Convertible Preferred Stock (cost-$150,148,141)		137,912,816

CONVERTIBLE BONDS & NOTES-6.2%
Principal
Amount
(000)
	Auto Manufacturers-1.0%
$4,575	Ford Motor Co., 4.25%, 12/15/36	Caa1/CCC+	5,106,844
	Commercial Services-0.9%
4,800	Bowne & Co., Inc., 5.00%, 10/1/33	B1/B-	4,963,200
	Computers-1.0%
4,925	Maxtor Corp., 6.80%, 4/30/10	Ba1/NR	5,195,875
	Internet-1.0%
4,550	Amazon.com, Inc., 4.75%, 2/1/09	Ba2 /B+	4,987,938
	Oil & Gas-1.3%
3,775	Devon Energy Corp., 4.95%, 8/15/08	Baa1/BBB+	6,809,156
	Telecommunications-1.0%
5,910	Level 3 Communications, Inc., 6.00%, 3/15/10	Caa3/CCC	5,053,050
	Total Convertible Bonds & Notes (cost-$32,314,536)		32,116,063

CORPORATE BONDS & NOTES-2.6%
	Computers-0.4%
2,300	Unisys Corp., 8.00% 10/15/12	B2/B+	2,104,500
	Diversified Financial Services-0.1%
500	GMAC LLC, 6.75%, 12/1/14	B2/B	382,537
	Miscellaneous Manufacturing-0.2%
1,000	Polypore, Inc., 8.75%, 5/15/12	Caal/B-	997,500
	Oil & Gas-0.8%
4,340	Dynegy Holdings, Inc., 7.75%, 6/1/19	B2/B	4,340,000
	Paper Products-0.2%
1,000	Neenah Paper, Inc., 7.375%, 11/15/14	B2/B+	905,000
	Telecommunications-0.9%
4,600	Millicom International Cellular S.A., 10.00%, 12/1/13, GDR	B1/BB	4,933,500
	Total Corporate Bonds & Notes (cost-$13,111,108)		13,663,037

U.S. GOVERNMENT SECURITIES-0.4%
2,000	United States Treasury Notes, 12.00%, 8/15/13 (cost-$2,125,625)	Aaa/AAA	2,055,782

SHORT-TERM INVESTMENT-2.7%
	Time Deposit-2.7%
13,829	Citibank-London, 1.69%, 4/1/08 (cost-$13,828,896)		13,828,896
	Total Investments, before call options written (cost-$564,605,370)-99.8%		520,462,531

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments
April 30, 2008 (unaudited)
Contracts		Value*
CALL OPTIONS WRITTEN (c)-(0.3)%

960	AGCO Corp., strike price $70, expires 5/17/08	$(19,200)
1,335	Archer-Daniels-Midland Co., strike price $50, expires 5/17/08	(13,350)
995	Baxter International, Inc., strike price $62.50, expires 5/17/08	(129,350)
1,040	Coca-Cola Co., strike price $62.50, expires 5/17/08	(10,400)
645	Constellation Energy Group, Inc., strike price $100, expires 5/17/08	(3,225)
705	Deere & Co., strike price $95, expires 5/17/08	(28,200)
485	Diamond Offshore Drilling, Inc., strike price $145, expires 6/21/08	(64,263)
490	Freeport-McMoRan Copper & Gold, Inc., strike price $130, expires 6/21/08	(142,100)
1,150	Gilead Sciences, Inc., strike price $55, expires 6/21/08	(120,750)
113	Google, Inc., strike price $580, expires 6/21/08	(319,790)
465	International Business Machines Corp., strike price $125, expires 6/21/08	(90,675)
185	Intuitive Surgical, Inc., strike price $360, expires 6/21/08	(46,250)
1,580	Johnson Controls, Inc., strike price $40, expires 5/17/08	(7,900)
520	L-3 Communications Holdings, Inc., strike price $115, expires 5/17/08	(39,000)
1,205	Medco Health Solutions, Inc., strike price $55, expires 6/21/08	(72,300)
1,115	Molson Coors Brewing Co., strike price $60, expires 6/21/08	(78,050)
460	Monsanto Co., strike price $140, expires 5/17/08	(6,900)
790	National Oilwell Varco, Inc., strike price $82.50, expires 5/17/08	(3,950)
2,755	Oracle Corp., strike price $22.50, expires 6/21/08	(77,140)
800	PepsiCo, Inc., strike price $72.50, expires 6/21/08	(32,000)
1,445	Qualcomm, Inc., strike price $45, expires 5/17/08	(44,795)
695	Schlumberger Ltd., strike price $105, expires 5/17/08	(79,925)
	Total Call Options Written (premium received-$2,770,375)	(1,429,513)
	Total Investments, net of call options written (cost-$561,834,995)-99.5%	519,033,018
	Other assets less liabilities-0.5%	2,816,825
	Net Asset-100.0%	$521,849,843

Notes to Schedules of Investments:

*

Portfolio securities and other financial instruments for which market quotations are readily available are available are stated at market value. Portfolio securities and other financial instruments for which market quotations are not readily available or if a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to guidelines established by the Borad of Trustees or persons acting at their discretion pursuant to guidelines approved by the Board of Trustees. The Fund's investments, including over-the-counter options, are valued daily using prices supplied by an independent pricing service or dealer quotations, or the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use infromation provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Exchange traded options are valued at the settlement price determined by the relevant exchange. Short-term securities maturing in 60 days or less are valued at amoritized cost, if their original term to maturity was 60 days less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days. The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold. The Fund's net asset value is normally determined as of the close of regular trading (normally, 4:00 p. m. Eastern time) on the New York Stock Exchange ("NYSE") on each day the NYSE is open for business.

(a)	All or partial amount segregated as collateral for call options written.
(b)	Variable rate security. Interest rate disclosed reflects the rate in effect on April 30, 2008.
(c)	Non-income producing.
(d)	Securities exchangeable or convertible into securities of an entity different than the issuer. Such entity is identified in the parenthetical.

Nicholas-Applegate Equity & Convertible Income Fund Schedule of Investments
April 30, 2008 (unaudited)

Glossary:
GDR-Global Depositary Receipt
NR-Not Rated
REIT-Real Estate Investment Trust

Other Investments:
Transactions in call options written for the three months ended April 30, 2008:
	Contracts	Premiums
Options outstanding, January 31, 2008	32,480	$4,595,709
Options written	49,148	6,033,830
Options terminated in closing purchase transactions	(8,675)	(1,131,613)
Options expired	(52,185)	(6,638,207)
Options exercised	(835)	(89,344)
Options outstanding, April 30, 2008	19,933	$2,770,375

Fair Value Measurements—Effective February 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of the fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

  Level 1 — quoted prices in active markets for identical investments
  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2008 in valuing the Fund's investments carried at value:

Investments in
Valuation Inputs	Securities
Level 1 — Quoted Prices	$353,032,835
Level 2 — Other Significant Observable Inputs	166,000,183
Level 3 — Significant Unobservable Inputs	-
Total	$519,033,018

Item 2. Controls and Procedures

(a)

The registrant's President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)), as are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

There were no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Exhibit 99.302 Cert. – Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Nicholas-Applegate Equity & Convertible Income Fund

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 26, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 26, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Brian S. Shlissel
President & Chief Executive Officer

Date: June 26, 2008

By /s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: June 26, 2008